Leases - Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Total Lease Cost	$ 918	$ 891
Research and development
Leases
Fixed lease cost	740	702
Amortization of lease assets	89	96
General and administrative
Leases
Fixed lease cost	82	78
Interest Expense
Leases
Interest on lease liabilities	$ 7	$ 15